Note Receivable and Accrued Interest (Details) (USD $)	6 Months Ended				0 Months Ended					0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Mar. 13, 2014	May 06, 2014 Richfield [Member]	May 06, 2014 Loan Agreement [Member]	May 06, 2014 Merger Agreement [Member]	Aug. 08, 2014 Subsequent Event [Member]	Aug. 08, 2014 Subsequent Event [Member] Richfield [Member]	Aug. 08, 2014 Subsequent Event [Member] General Corporate Purposes [Member]	Jul. 17, 2014 Subsequent Event [Member] Loan Agreement [Member]	Jul. 17, 2014 Subsequent Event [Member] Loan Agreement [Member] Richfield [Member]	Jul. 17, 2014 Subsequent Event [Member] Loan Agreement [Member] Kansas Work Program [Member]
Notes Receivable And Accrued Interest (Textual)
Loan advances				$ 1,000,000	$ 3,000,000	$ 500,000	$ 2,025,000	$ 1,200,000	$ 825,000	$ 4,000,000	$ 200,000	$ 800,000
Payments for financing costs					2,000,000
Notes bear interest rate			12.00%		6.00%
Increase in note receivable	1,391,938									1,000,000	1,000,000
Interest income	8,071
Note receivable and accrued interest	$ 1,400,009